13. Financial instruments (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Financial Instruments Details Narrative
Cash and cash equivalents	$ 15,546	$ 22,786	$ 29,565	$ 33,517